UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A (Amendment No. 1)

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from July 1, 2009 to July 31, 2009

Commission File Number of issuing entity: 333-141948-02 BA CREDIT CARD TRUST * (Exact name and issuing entity as specified in its charter) (Issuer of the Notes)	Commission File Number of issuing entity: 333-141948-01 BA MASTER CREDIT CARD TRUST II (Exact name and issuing entity as specified in its charter) (Issuer of the Collateral Certificate)

Commission File Number of depositor: 333-141948 BA CREDIT CARD FUNDING, LLC (Exact name of depositor as specified in its charter)

FIA CARD SERVICES, NATIONAL ASSOCIATION (Exact name of sponsor as specified in its charter)

Delaware	Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o BA Credit Card Funding, LLC 214 North Tryon Street Charlotte, NC 28255	c/o BA Credit Card Funding, LLC 214 North Tryon Street Charlotte, NC 28255
(Address of principal executive offices of issuing entity)	(Address of principal executive offices of issuing entity)

(704) 683-4915	(704) 683-4915
(Telephone number, including area code)	(Telephone number, including area code)

N/A	N/A
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

N/A	N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is reporting in accordance with Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto, which Exhibit is incorporated herein by reference to this Form 10-D as originally filed with the Securities and Exchange Commission on August 17, 2009.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __

* In accordance with relevant regulations of the Securities and Exchange Commission, the depositor files annual and other reports with the Commission on behalf of the BA Credit Card Trust and the BA Master Credit Card Trust II under the Central Index Key (CIK) number (0001128250) for the BA Credit Card Trust.

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

This Form 10-D/A amends the Monthly Series Certificateholders’ Statement filed as Exhibit 99.1 to the Form 10-D filed with the Securities and Exchange Commission on August 17, 2009 for the monthly distribution period from July 1, 2009 to July 31, 2009. The complete text of the amended Monthly Series Certificateholders’ Statement is attached hereto as Exhibit 99.1. No information previously reported in that statement has changed, and only the following line items are new:

B. Information Regarding the Trust Assets

3. Principal Receivables in the Trust

(i) The Class D Investor Interest, determined
as of the close of business on the Transfer Date
relating to the Monthly Period to which this
Monthly Certificateholders' Statement relates,
following the application of all payments and
deposits to be made on such date                                                         $7,417,270,000.00

(j) The Class D Required Investor Interest,
determined as of the close of business on the
Transfer Date relating to the Monthly Period to
which this Monthly Certificateholders' Statement
relates, following the application of all payments
and deposits to be made on such date                                                 $7,417,270,000.00

This Form 10-D/A does not update any other disclosures to reflect developments since the original date of filing. Unaffected items have not been repeated in this amendment, and no other changes have been made.

PART II – OTHER INFORMATION

ITEM 9 – Exhibits

Exhibit 99.1	Monthly Series Certificateholders' Statement.

Exhibit 99.2

Schedule to Monthly Noteholders' Statement (included as Exhibit 99.2 to the registrants’ Form 10-D, as filed with the Securities and Exchange Commission on August 17, 2009, which is incorporated herein by reference).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 25, 2009

BA CREDIT CARD TRUST
(Issuing Entity)

BA MASTER CREDIT CARD TRUST II
(Issuing Entity)

FIA CARD SERVICES, NATIONAL ASSOCIATION
(Servicer)

Name: Elizabeth S. Buie
Title: Senior Vice President